CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 4,500	$ 52,332	$ 195,184
Prepaid expenses			29,697
Total current assets	4,500	52,332	224,881
Property and equipment, net	7,884	11,244
Deposits	2,300	9,330	9,330
Total assets	14,684	72,906	234,211
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	245,794	478,355	191,581
Accrued liabilities and expenses	697,440	627,650	183,126
Advances from stockholders/officers	170,000	5,000	47,000
Note payable	433,270
Convertible notes payable, net of unamortized debt discount of $132,327 and $57,778, respectively	93,673	52,222
Derivative liabilities	752,708	237,395
Total current liabilities	2,392,885	1,400,622	421,707
Commitments and contingencies
Stockholders' deficit:
Preferred stock
Common stock	26,539	21,085	2,096
Common stock to be issued	420,000	480,000	457,000
Additional paid in capital	3,759,997	1,270,835	191,565
Accumulated deficit during development stage	(6,584,737)	(3,099,636)	(838,157)
Total stockholders' deficit	(2,378,201)	(1,327,716)	(187,496)
Total liabilities and stockholders' deficit	$ 14,684	$ 72,906	$ 234,211